;	1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ROBERT RHATIGAN robert.rhatigan@dechert.com +1 202 261 3329 Direct +1 202 261 3132 Fax

November 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FQF Trust (the “Registrant”)

File Nos. 333-173167 and 811-22540

Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectus and Statement of Additional Information do not differ from those contained in the Registrant’s Registration Statement, which was accepted on the EDGAR system on October 29, 2018 (SEC Accession No. 0001144204-18-055966).

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (202) 261-3329 or Corey Rose of Dechert LLP at (202) 261-3314.

Sincerely,

By:	/s/ Robert J. Rhatigan
Robert J. Rhatigan